Related party transactions (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2019 aircraft	Mar. 31, 2019 aircraft	Dec. 31, 2019 USD ($) aircraft	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Number of aircraft sold | aircraft	1	6
Share repurchase (in shares)			$ 607,343,000	$ 726,640,000	$ 1,124,724,000
AerCap Partners I
Related Party Transaction [Line Items]
Number of aircraft sold | aircraft			4
Executive officer
Related Party Transaction [Line Items]
Share repurchase (in shares)			$ 39,600
Share repurchase, aggregate sales price			1,800,000
Waha Capital PJSC
Related Party Transaction [Line Items]
Share repurchase (in shares)			2,427,790
Share repurchase, aggregate sales price			$ 144,800,000